1600 Summer Street Stamford, CT 06905 United States T 203 708 2300

May 1, 2014

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Trusts
File Nos. 002-21301; 811-00483

Ladies and Gentlemen:

On behalf of the Elfun Trusts (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of statement of additional information (“SAI”), dated April 30, 2014, being used in connection with the offering of units of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of SAI contained in Post-Effective Amendment No. 75 for the Company filed with the Securities and Exchange Commission on April 29, 2014 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2726.

Sincerely,

/s/ JoonWon Choe
JoonWon Choe
SVP & Deputy General Counsel